Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

					Average Summary Compensation Table Total for Non-PEO NEOs (5) (d)	Average Compensation Actually Paid to Non-PEO NEOs (6) (e)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for First PEO (1) (b)	Summary Compensation table Total for Second PEO (2) (b)	Compensation Actually Paid to First PEO (3) (c)	Compensation Actually Paid to Second PEO (4) (c)			Total Shareholder Return (7) (f)	Peer Group Total Shareholder Return (8) (g)	Net Income ($MM) (9) (h)	EBITDA ($MM) (10) (i)

2023	N/A	$5,639,481	N/A	$8,638,530	$2,350,565	$3,229,980	$171.31	$142.79	$62.5	$340.3

2022	$6,633,675	N/A	$2,293,623	N/A	$3,058,323	$1,618,067	$111.03	$135.31	$46.9	$231.3

2021	$5,580,229	N/A	$9,401,783	N/A	$2,487,885	$3,769,096	$167.05	$153.97	$32.4	$150.3

(1)
This column represents the amount of total compensation reported for Bill Furman (our former Chief Executive Officer and former Executive Chairman) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in each applicable fiscal year (such total for the applicable executive, “total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(2)
This column represents the amount of total compensation reported for Lorie L. Tekorius (our Chief Executive Officer and President) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(3)
This column represents the amount of “compensation actually paid” to Mr. Furman, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Furman during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Furman’s total compensation for each fiscal year to determine the “compensation actually paid”:

Fiscal Year	Reported Summary Compensation Table Total for First PEO (a)	Reported Summary Compensation Table Value of First PEO Equity Awards (b)	Adjusted Value of First PEO Equity Awards (c)	Compensation Actually Paid to First PEO

2023	N/A	N/A	N/A	N/A

2022	$6,633,675	$3,257,308	($1,082,744)	$2,293,623

2021	$5,580,229	$3,421,997	$7,243,551	$9,401,783

(a)
This column represents the amount of total compensation reported for Mr. Furman for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of First PEO Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Furman to arrive at “compensation actually paid” to Mr. Furman for such Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards

2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2022	$2,645,006	($3,661,878)	$0	$87,108	$271,545	$118,565	($1,082,744)

2021	$4,619,077	$1,335,943	$863,558	$286,784	$18,637	$156,826	$7,243,551

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for performance-based RSUs (excluding market-conditioned (relative
TSR-based)
performance-based RSUs), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance-based RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(4)
This column represents the amount of “compensation actually paid” to Ms. Tekorius, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Ms. Tekorius during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Tekorius’ total compensation for each fiscal year to determine the “compensation actually paid”:

Fiscal Year	Reported Summary Compensation Table Total for Second PEO (a)	Reported Summary Compensation Table Value of Second PEO Equity Awards (b)	Adjusted Value of Second PEO Equity Awards (c)	Compensation Actually Paid to Second PEO

2023	$5,639,481	$2,819,190	$5,818,240	$8,638,530	*

2022	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A

*	Any differences in total values are due to rounding.

(a)
This column represents the amount of total compensation reported for Ms. Tekorius for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of Second PEO Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the Subject Year. For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Ms. Tekorius to arrive at “compensation actually paid” to Ms. Tekorius for such Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards

2023	$4,758,620	$681,771	$0	$268,605	$0	$109,244	$5,818,240

2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for performance-based RSUs (excluding market-conditioned (relative
TSR-based)
performance-based RSUs), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance-based RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(5)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for fiscal 2023, Adrian J. Downes, Brian J. Comstock, William Krueger and Martin R. Baker; (ii) for fiscal 2022, Lorie L. Tekorius, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes; and (iii) for fiscal 2021, Lorie L. Tekorius, Mark J. Rittenbaum, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) for each fiscal year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Non- PEO NEO Adjusted Value of Equity Awards (c)	Average Compensation Actually Paid to Non-PEO NEOs

2023	$2,350,565	$859,867	$1,739,282	$3,229,980

2022	$3,058,323	$1,157,446	($282,810)	$1,618,067

2021	$2,487,885	$1,113,900	$2,395,110	$3,769,096	*

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in each applicable fiscal year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in each applicable fiscal year determined using the same methodology described above in Note 2(c). For each fiscal year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) to arrive at “compensation actually paid” to each NEO (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) for that fiscal year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards

2023	$1,451,403	$296,516	$0	($23,185)	$0	$14,548	$1,739,282

2022	$683,619	($984,268)	$0	$3,390	$38,362	$52,811	($282,810)

2021	$1,502,457	$562,020	$0	$305,706	$2,423	$27,350	$2,395,110

(7)
This column represents cumulative Company total shareholder return (“TSR”) and is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(8)	This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: S&P 600 Index.

(9)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(10)	This column represents EBITDA, a non-GAAP financial measure. See Compensation Discussion and Analysis above for additional information regarding the use of this metric and a reconciliation to GAAP.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for fiscal 2023, Adrian J. Downes, Brian J. Comstock, William Krueger and Martin R. Baker; (ii) for fiscal 2022, Lorie L. Tekorius, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes; and (iii) for fiscal 2021, Lorie L. Tekorius, Mark J. Rittenbaum, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes.
Peer Group Issuers, Footnote
(8)	This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: S&P 600 Index.

Adjustment To PEO Compensation, Footnote
(3)
This column represents the amount of “compensation actually paid” to Mr. Furman, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Furman during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Furman’s total compensation for each fiscal year to determine the “compensation actually paid”:

Fiscal Year	Reported Summary Compensation Table Total for First PEO (a)	Reported Summary Compensation Table Value of First PEO Equity Awards (b)	Adjusted Value of First PEO Equity Awards (c)	Compensation Actually Paid to First PEO

2023	N/A	N/A	N/A	N/A

2022	$6,633,675	$3,257,308	($1,082,744)	$2,293,623

2021	$5,580,229	$3,421,997	$7,243,551	$9,401,783

(a)
This column represents the amount of total compensation reported for Mr. Furman for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of First PEO Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Furman to arrive at “compensation actually paid” to Mr. Furman for such Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards

2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2022	$2,645,006	($3,661,878)	$0	$87,108	$271,545	$118,565	($1,082,744)

2021	$4,619,077	$1,335,943	$863,558	$286,784	$18,637	$156,826	$7,243,551

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for performance-based RSUs (excluding market-conditioned (relative
TSR-based)
performance-based RSUs), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance-based RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(4)
This column represents the amount of “compensation actually paid” to Ms. Tekorius, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Ms. Tekorius during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Tekorius’ total compensation for each fiscal year to determine the “compensation actually paid”:

Fiscal Year	Reported Summary Compensation Table Total for Second PEO (a)	Reported Summary Compensation Table Value of Second PEO Equity Awards (b)	Adjusted Value of Second PEO Equity Awards (c)	Compensation Actually Paid to Second PEO

2023	$5,639,481	$2,819,190	$5,818,240	$8,638,530	*

2022	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A

*	Any differences in total values are due to rounding.

(a)
This column represents the amount of total compensation reported for Ms. Tekorius for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of Second PEO Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the Subject Year. For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Ms. Tekorius to arrive at “compensation actually paid” to Ms. Tekorius for such Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards

2023	$4,758,620	$681,771	$0	$268,605	$0	$109,244	$5,818,240

2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for performance-based RSUs (excluding market-conditioned (relative
TSR-based)
performance-based RSUs), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance-based RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,350,565	$ 3,058,323	$ 2,487,885
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,229,980	1,618,067	3,769,096
Adjustment to Non-PEO NEO Compensation Footnote
(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) for each fiscal year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Non- PEO NEO Adjusted Value of Equity Awards (c)	Average Compensation Actually Paid to Non-PEO NEOs

2023	$2,350,565	$859,867	$1,739,282	$3,229,980

2022	$3,058,323	$1,157,446	($282,810)	$1,618,067

2021	$2,487,885	$1,113,900	$2,395,110	$3,769,096	*

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in each applicable fiscal year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in each applicable fiscal year determined using the same methodology described above in Note 2(c). For each fiscal year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) to arrive at “compensation actually paid” to each NEO (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) for that fiscal year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Furman and, for fiscal 2023, Ms. Tekorius) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards

2023	$1,451,403	$296,516	$0	($23,185)	$0	$14,548	$1,739,282

2022	$683,619	($984,268)	$0	$3,390	$38,362	$52,811	($282,810)

2021	$1,502,457	$562,020	$0	$305,706	$2,423	$27,350	$2,395,110

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	EBITDA;

•	EPS;

•	ROIC; and

•	rTSR.

Total Shareholder Return Amount	$ 171.31	111.03	167.05
Peer Group Total Shareholder Return Amount	142.79	135.31	153.97
Net Income (Loss)	$ 62,500,000	$ 46,900,000	$ 32,400,000
Company Selected Measure Amount	340,300,000	231,300,000	150,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	This column represents EBITDA, a non-GAAP financial measure. See Compensation Discussion and Analysis above for additional information regarding the use of this metric and a reconciliation to GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	EPS
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	rTSR
Bill Furman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,633,675	$ 5,580,229
PEO Actually Paid Compensation Amount		$ 2,293,623	$ 9,401,783
Lorie L. Tekorius [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,639,481
PEO Actually Paid Compensation Amount	$ 8,638,530
PEO | Bill Furman [Member]
Pay vs Performance Disclosure
PEO Name		Bill Furman	Bill Furman
PEO | Bill Furman [Member] | Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		$ 2,645,006	$ 4,619,077
PEO | Bill Furman [Member] | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		(3,661,878)	1,335,943
PEO | Bill Furman [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		0	863,558
PEO | Bill Furman [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		87,108	286,784
PEO | Bill Furman [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		271,545	18,637
PEO | Bill Furman [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		118,565	156,826
PEO | Bill Furman [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		(1,082,744)	7,243,551
PEO | Bill Furman [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)		3,257,308	3,421,997
PEO | Lorie L. Tekorius [Member]
Pay vs Performance Disclosure
PEO Name	Lorie L. Tekorius
PEO | Lorie L. Tekorius [Member] | Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	$ 4,758,620
PEO | Lorie L. Tekorius [Member] | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	681,771
PEO | Lorie L. Tekorius [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	0
PEO | Lorie L. Tekorius [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	268,605
PEO | Lorie L. Tekorius [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	0
PEO | Lorie L. Tekorius [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	109,244
PEO | Lorie L. Tekorius [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	5,818,240
PEO | Lorie L. Tekorius [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	2,819,190
Non-PEO NEO | Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,451,403	683,619	1,502,457
Non-PEO NEO | Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	296,516	(984,268)	562,020
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	0	0	0
Non-PEO NEO | Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(23,185)	3,390	305,706
Non-PEO NEO | Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	0	38,362	2,423
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	14,548	52,811	27,350
Non-PEO NEO | Average Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,739,282	(282,810)	2,395,110
Non-PEO NEO | Average Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	$ 859,867	$ 1,157,446	$ 1,113,900